Consolidated statements of comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Change in foreign currency translation, tax	$ 0	$ 0	$ 0